Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 13.28%
Consumer staples: 4.19%
Beverages: 0.62%
PepsiCo Incorporated	11,052	$ 1,427,808
Food & staples retailing: 1.37%
Costco Wholesale Corporation	2,832	937,392
Sysco Corporation	9,235	735,383
Walmart Incorporated	11,631	1,511,100
		3,183,875
Food products: 0.59%
Mondelez International Incorporated Class A	14,810	787,300
Nomad Foods Limited †	24,405	576,446
		1,363,746
Household products: 1.46%
Church & Dwight Company Incorporated	10,576	832,860
The Clorox Company	2,362	427,640
The Procter & Gamble Company	17,189	2,123,357
		3,383,857
Tobacco: 0.15%
Philip Morris International Incorporated	4,228	355,237
Energy: 1.22%
Oil, gas & consumable fuels: 1.22%
Chevron Corporation	16,107	1,610,700
Phillips 66	14,756	1,225,486
		2,836,186
Financials: 0.10%
Mortgage REITs: 0.10%
AGNC Investment Corporation	14,887	238,638
Materials: 3.31%
Chemicals: 1.45%
Ecolab Incorporated	2,972	622,218
Linde plc	5,378	1,313,684
The Sherwin-Williams Company	1,126	766,063
Westlake Chemical Corporation	7,739	662,381
		3,364,346
Construction materials: 0.21%
Martin Marietta Materials Incorporated	1,451	488,798
Containers & packaging: 0.16%
Crown Holdings Incorporated †	3,905	373,162
Metals & mining: 1.49%
Agnico-Eagle Mines Limited	2,800	156,435
Alamos Gold Incorporated Class A	11,000	77,965
AngloGold Ashanti Limited ADR	5,100	101,795
B2Gold Corporation	24,000	104,479
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Metals & mining (continued)
Barrick Gold Corporation	10,456	$ 195,213
Centerra Gold Incorporated	7,000	67,932
Eldorado Gold Corporation †	1,000	10,475
Endeavour Mining Corporation	5,180	99,766
Evolution Mining Limited	22,000	70,391
Fortuna Silver Mines Incorporated †	2,500	18,800
Franco-Nevada Corporation	1,400	149,901
Gold Fields Limited ADR	14,000	114,660
Kinross Gold Corporation	32,500	202,008
Kirkland Lake Gold Limited	4,737	154,922
Lundin Gold Incorporated †	7,100	57,242
MAG Silver Corporation †	3,800	72,918
Newcrest Mining Limited	6,000	112,751
Newmont Corporation	5,290	287,670
Northern Star Resources Limited 144A	17,000	131,676
Pan American Silver Corporation	3,300	108,966
Royal Gold Incorporated	3,783	392,335
SilverCrest Metals Incorporated †	4,000	33,286
SSR Mining Incorporated †	3,000	42,570
SSR Mining Incorporated †	1,272	18,061
Steel Dynamics Incorporated	9,167	381,164
Torex Gold Resources Incorporated †	6,600	79,972
Wheaton Precious Metals Corporation	4,400	157,385
Yamana Gold Incorporated	10,000	39,761
		3,440,499
Real estate: 4.46%
Equity REITs: 4.46%
Alexandria Real Estate Equities Incorporated	2,979	475,716
American Homes 4 Rent Class A	14,628	455,515
American Tower Corporation	4,869	1,052,336
Camden Property Trust	4,314	449,303
CoreSite Realty Corporation	3,630	441,807
Equinix Incorporated	1,511	979,642
Federal Realty Investment Trust	2,820	285,299
Four Corners Property Trust Incorporated	18,626	504,578
Healthcare Realty Trust Incorporated	10,908	314,805
Host Hotels & Resorts Incorporated	17,241	286,028
Invitation Homes Incorporated	16,155	470,757
Mid-America Apartment Communities Incorporated	3,142	423,322
Prologis Incorporated	9,409	932,150
SBA Communications Corporation	2,384	608,230
Simon Property Group Incorporated	2,538	286,591
STAG Industrial Incorporated	11,844	373,678
Sun Communities Incorporated	4,406	669,492
VICI Properties Incorporated	26,650	759,525
Welltower Incorporated	8,230	558,817
		10,327,591
Total Common stocks (Cost $24,671,079)		30,783,743

See accompanying notes to portfolio of investments

2  |  Wells Fargo Real Return Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 14.31%
Communication services: 1.49%
Diversified telecommunication services: 0.39%
CenturyLink Incorporated	6.75%	12-1-2023	$ 260,000	$ 288,600
CommScope Holding Company Incorporated 144A	5.50	3-1-2024	290,000	297,613
Level 3 Financing Incorporated	5.38	5-1-2025	85,000	87,210
Lumen Technologies Incorporated	7.50	4-1-2024	215,000	241,338
				914,761
Entertainment: 0.15%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	170,000	171,935
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	150,000	165,570
				337,505
Media: 0.86%
CCO Holdings LLC 144A	5.13	5-1-2027	600,000	628,560
Cinemark USA Incorporated 144A	8.75	5-1-2025	280,000	304,500
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	210,440
DISH DBS Corporation	5.00	3-15-2023	200,000	206,000
DISH DBS Corporation	5.88	7-15-2022	190,000	198,109
Townsquare Media Incorporated 144A	6.88	2-1-2026	415,000	434,026
				1,981,635
Wireless telecommunication services: 0.09%
Sprint Corporation	7.88	9-15-2023	155,000	178,955
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	32,813	33,059
				212,014
Consumer discretionary: 2.75%
Auto components: 0.36%
Clarios Global LP 144A	6.75	5-15-2025	185,000	198,599
Goodyear Tire & Rubber Company	5.00	5-31-2026	376,000	384,129
Goodyear Tire & Rubber Company	5.13	11-15-2023	245,000	246,531
				829,259
Automobiles: 0.38%
Ford Motor Company	4.13	8-17-2027	400,000	421,000
Ford Motor Company	8.50	4-21-2023	355,000	396,713
Ford Motor Company	9.00	4-22-2025	45,000	54,440
				872,153
Hotels, restaurants & leisure: 0.63%
Carnival Corporation 144A	11.50	4-1-2023	230,000	262,246
International Game Technology plc 144A	6.25	2-15-2022	250,000	254,688
NCL Corporation Limited 144A	12.25	5-15-2024	285,000	338,794
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	325,000	356,688
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	220,000	257,400
				1,469,816
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 0.19%
KB Home Class B	7.50%	9-15-2022	$ 315,000	$ 341,775
Newell Brands Incorporated	4.35	4-1-2023	93,000	97,766
				439,541
Internet & direct marketing retail: 0.06%
QVC Incorporated	4.38	3-15-2023	140,000	146,622
Multiline retail: 0.64%
Macy's Incorporated 144A	8.38	6-15-2025	605,000	668,525
Nordstrom Incorporated 144A	8.75	5-15-2025	730,000	813,811
				1,482,336
Specialty retail: 0.47%
L Brands Incorporated	5.63	10-15-2023	65,000	70,363
L Brands Incorporated 144A	9.38	7-1-2025	450,000	556,875
Penske Automotive Group Incorporated	3.50	9-1-2025	140,000	142,800
The Gap Incorporated 144A	8.63	5-15-2025	295,000	328,913
				1,098,951
Textiles, apparel & luxury goods: 0.02%
Levi Strauss & Company	5.00	5-1-2025	36,000	36,855
Consumer staples: 0.03%
Personal products: 0.03%
Edgewell Personal Care Company	4.70	5-24-2022	60,000	62,731
Energy: 2.68%
Energy equipment & services: 0.08%
Oceaneering International Incorporated	4.65	11-15-2024	170,000	169,363
USA Compression Partners LP	6.88	9-1-2027	20,000	21,000
				190,363
Oil, gas & consumable fuels: 2.60%
Antero Midstream Company	5.38	9-15-2024	485,000	488,637
Apache Corporation	4.63	11-15-2025	70,000	72,537
Buckeye Partners LP 144A	4.13	3-1-2025	50,000	50,906
Buckeye Partners LP	4.15	7-1-2023	200,000	202,527
Cheniere Energy Partners LP	5.25	10-1-2025	500,000	513,900
Continental Resources Incorporated	4.50	4-15-2023	600,000	615,924
Crestwood Midstream Partners LP «	5.75	4-1-2025	225,000	226,249
Crestwood Midstream Partners LP	6.25	4-1-2023	480,000	480,600
DCP Midstream Operating LP	5.38	7-15-2025	455,000	485,048
EnLink Midstream Partners LP	4.15	6-1-2025	870,000	863,475
Enviva Partners LP 144A	6.50	1-15-2026	445,000	465,581
EQT Corporation	7.63	2-1-2025	85,000	98,874
Occidental Petroleum Corporation (3 Month LIBOR+1.45%)±	1.64	8-15-2022	120,000	117,300
Occidental Petroleum Corporation	8.00	7-15-2025	305,000	353,991
Ovintiv Exploration Incorporated	3.90	11-15-2021	155,000	156,558
Ovintiv Exploration Incorporated	5.75	1-30-2022	90,000	92,930
Sabine Pass Liquefaction LLC	6.25	3-15-2022	250,000	261,025
Suburban Propane Partners LP	5.50	6-1-2024	345,000	350,175
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	115,000	122,625
				6,018,862
See accompanying notes to portfolio of investments

4  |  Wells Fargo Real Return Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 2.30%
Capital markets: 0.18%
Blue Cube Spinco Incorporated	10.00%	10-15-2025	$ 390,000	$ 412,620
Consumer finance: 0.76%
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	340,000	356,640
Navient Corporation	7.25	9-25-2023	145,000	157,325
SLM Corporation	5.50	1-25-2023	470,000	486,450
Springleaf Finance Corporation	6.13	3-15-2024	295,000	316,573
Springleaf Finance Corporation	8.88	6-1-2025	414,000	454,820
				1,771,808
Diversified financial services: 0.55%
DAE Funding LLC 144A	5.25	11-15-2021	270,000	274,725
DAE Funding LLC 144A	5.75	11-15-2023	175,000	180,031
LPL Holdings Incorporated 144A	5.75	9-15-2025	495,000	509,949
United Shore Financial Services LLC 144A	5.50	11-15-2025	300,000	314,250
				1,278,955
Insurance: 0.35%
Genworth Mortgage Holding 144A	6.50	8-15-2025	750,000	810,473
Mortgage REITs: 0.22%
Starwood Property Trust Incorporated	4.75	3-15-2025	320,000	327,096
Starwood Property Trust Incorporated	5.00	12-15-2021	180,000	182,700
				509,796
Thrifts & mortgage finance: 0.24%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	545,000	547,725
Health care: 0.80%
Health care providers & services: 0.75%
HealthSouth Corporation	5.13	3-15-2023	290,000	290,000
Magellan Health Incorporated	4.90	9-22-2024	723,000	791,685
Molina Healthcare Incorporated	5.38	11-15-2022	400,000	422,500
Tenet Healthcare Corporation	4.63	7-15-2024	240,000	243,600
				1,747,785
Life sciences tools & services: 0.05%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	110,000	114,675
Industrials: 2.69%
Aerospace & defense: 0.32%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	200,000	205,250
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	525,000	545,853
				751,103
Airlines: 1.14%
American Airlines Group Company 144A	5.00	6-1-2022	430,000	414,412
Delta Air Lines incorporated 144A	4.50	10-20-2025	995,000	1,062,714
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC 144A	6.50%	6-20-2027	$ 850,000	$ 928,625
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	204,923	230,214
				2,635,965
Commercial services & supplies: 0.41%
CoreCivic Incorporated	4.63	5-1-2023	245,000	237,038
Covanta Holding Corporation	5.88	7-1-2025	65,000	67,126
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	620,000	637,050
				941,214
Construction & engineering: 0.32%
Great Lakes Dredge & Dock Corporation	8.00	5-15-2022	395,000	398,555
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	110,000	116,600
Toll Brothers Finance Corporation	5.88	2-15-2022	225,000	232,594
				747,749
Electronic equipment, instruments & components: 0.03%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	55,000	59,517
Machinery: 0.04%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	10,000	10,763
Trimas Corporation 144A	4.88	10-15-2025	85,000	86,700
				97,463
Road & rail: 0.09%
Uber Technologies Incorporated 144A	8.00	11-1-2026	195,000	210,668
Trading companies & distributors: 0.34%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	358,000	372,465
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	417,000	416,821
				789,286
Information technology: 0.44%
IT services: 0.28%
Cardtronics Incorporated 144A	5.50	5-1-2025	295,000	304,588
Sabre GLBL Incorporated 144A	9.25	4-15-2025	295,000	349,944
				654,532
Software: 0.05%
NortonLifeLock Incorporated 144A	5.00	4-15-2025	120,000	121,500
Technology hardware, storage & peripherals: 0.11%
Dell International LLC 144A	7.13	6-15-2024	245,000	253,526
Materials: 0.40%
Chemicals: 0.10%
Kraton Polymers LLC 144A	4.25	12-15-2025	220,000	222,754
Containers & packaging: 0.11%
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	54,688
Sealed Air Corporation 144A	5.25	4-1-2023	190,000	200,545
				255,233
See accompanying notes to portfolio of investments

6  |  Wells Fargo Real Return Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining: 0.19%
Cleveland Cliffs Incorporated 144A	9.88%	10-17-2025	$ 199,000	$ 232,581
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	195,000	208,894
				441,475
Real estate: 0.42%
Equity REITs: 0.42%
Service Properties Trust Company	4.35	10-1-2024	500,000	496,250
Service Properties Trust Company	7.50	9-15-2025	420,000	477,606
				973,856
Utilities: 0.31%
Electric utilities: 0.05%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	105,750
Independent power & renewable electricity producers: 0.26%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	600,000	612,000
Total Corporate bonds and notes (Cost $32,562,738)				33,160,832
Loans: 3.25%
Communication services: 0.72%
Entertainment: 0.05%
Live Nation Entertainment Incorporated (1 Month LIBOR+1.75%)±	1.88	10-17-2026	124,328	121,344
Media: 0.49%
CSC Holdings LLC (1 Month LIBOR+2.50%)±	2.61	4-15-2027	367,901	366,349
Diamond Sports Group LLC (1 Month LIBOR+3.25%)±	3.37	8-24-2026	345,625	259,219
Nexstar Broadcasting Incorporated (1 Month LIBOR+2.75%)±	2.87	9-18-2026	325,000	325,306
Virgin Media Bristol LLC (1 Month LIBOR+2.50%)±	2.61	1-31-2028	175,000	174,522
				1,125,396
Wireless telecommunication services: 0.18%
SBA Senior Finance II LLC (1 Month LIBOR+1.75%)±	1.87	4-11-2025	427,500	425,692
Consumer discretionary: 0.44%
Airlines: 0.10%
SkyMiles IP Limited (3 Month LIBOR+3.75%)<±	4.75	10-20-2027	215,000	227,408
Auto components: 0.16%
Belron Finance US LLC (3 Month LIBOR+2.25%)‡±	2.44	11-7-2024	155,200	155,200
Clarios Global LP (1 Month LIBOR+3.50%)144A±	3.61	4-30-2026	219,781	219,920
				375,120
Hotels, restaurants & leisure: 0.12%
Carnival Corporation (1 Month LIBOR+7.50%)±	8.50	6-30-2025	49,750	51,574
Wyndham Hotels & Resorts Incorporated (1 Month LIBOR+1.75%)±	1.86	5-30-2025	215,050	214,005
				265,579
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  7

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail: 0.06%
Rent-A-Center Incorporated ‡<±	4.86%	1-17-2028	$ 85,000	$ 85,531
Sally Beauty Holdings Incorporated (1 Month LIBOR+2.25%)‡±	2.37	7-5-2024	64,064	64,064
				149,595
Consumer staples: 0.05%
Food products: 0.05%
Prestige Brands Incorporated (1 Month LIBOR+2.00%)±	3.53	1-26-2024	106,657	106,679
Energy: 0.15%
Oil, gas & consumable fuels: 0.15%
Apergy Corporation (3 Month LIBOR+5.00%)‡±	6.00	6-3-2027	335,663	341,118
Financials: 0.06%
Diversified financial services: 0.06%
Delos Finance SARL (3 Month LIBOR+1.75%)±	2.00	10-6-2023	140,000	139,950
Health care: 0.55%
Health care providers & services: 0.32%
Select Medical Corporation (6 Month LIBOR+2.25%)±	2.53	3-6-2025	549,214	547,500
Surgery Center Holdings Incorporated (1 Month LIBOR+3.25%)<±	4.25	9-3-2024	190,000	189,185
				736,685
Pharmaceuticals: 0.23%
Endo Finance LLC (3 Month LIBOR+4.25%)±	5.00	4-29-2024	165,000	163,832
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR+3.00%)<±	3.14	6-2-2025	367,701	368,024
				531,856
Industrials: 0.49%
Aerospace & defense: 0.10%
Rexnord LLC (1 Month LIBOR+1.75%)±	1.86	8-21-2024	156,250	156,006
Spirit AeroSystems Holdings Incorporated (1 Month LIBOR+5.25%)‡<±	6.00	1-15-2025	75,000	75,281
				231,287
Building products: 0.09%
Advanced Drainage Systems Incorporated (1 Month LIBOR+2.25%)±	2.38	7-31-2026	220,625	220,487
Commercial services & supplies: 0.22%
Aramark Services Incorporated (1 Month LIBOR+1.75%)±	1.86	3-28-2024	106,844	106,015
Aramark Services Incorporated (1 Month LIBOR+1.75%)±	1.86	3-11-2025	364,323	359,312
KAR Auction Services Incorporated (1 Month LIBOR+2.25%)‡±	2.38	9-19-2026	38,676	38,096
				503,423
Machinery: 0.02%
Columbus McKinnon Corporation (3 Month LIBOR+2.50%)‡±	3.50	1-31-2024	37,395	37,419
See accompanying notes to portfolio of investments

8  |  Wells Fargo Real Return Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.06%
SS&C Technologies Incorporated (1 Month LIBOR+1.75%)±	1.86%	4-16-2025	$ 86,203	$ 85,879
SS&C Technologies Incorporated (1 Month LIBOR+1.75%)±	1.86	4-16-2025	65,641	65,395
				151,274
Information technology: 0.30%
Electronic equipment, instruments & components: 0.08%
CDW LLC (1 Month LIBOR+1.75%)±	1.87	10-13-2026	194,402	195,254
IT services: 0.08%
Sabre GLBL Incorporated (1 Month LIBOR+4.00%)144A±	4.75	12-17-2027	190,000	192,020
Semiconductors & semiconductor equipment: 0.14%
ON Semiconductor Corporation (1 Month LIBOR+2.00%)±	2.10	9-19-2026	311,063	311,492
Materials: 0.40%
Chemicals: 0.05%
Ineos US Finance LLC (1 Month LIBOR+2.00%)±	2.11	4-1-2024	108,550	107,882
Containers & packaging: 0.35%
Flex Acquisition Company Incorporated (3 Month LIBOR+3.00%)±	3.23	12-29-2023	285,639	285,328
Flex Acquisition Company Incorporated	4.00	2-23-2028	326,000	325,286
Reynolds Group Holdings Incorporated (1 Month LIBOR+2.75%)<±	2.86	2-5-2023	215,000	214,396
				825,010
Utilities: 0.09%
Electric utilities: 0.09%
ExGen Renewables IV LLC (3 Month LIBOR+2.75%)±	3.75	12-15-2027	204,488	205,459
Total Loans (Cost $7,597,322)				7,527,429
U.S. Treasury securities: 67.12%
TIPS	0.13	7-15-2022	4,689,130	4,874,680
TIPS	0.13	1-15-2023	5,427,700	5,680,533
TIPS	0.13	7-15-2024	4,930,790	5,323,713
TIPS	0.13	10-15-2024	3,756,240	4,057,620
TIPS	0.13	4-15-2025	3,771,341	4,078,868
TIPS	0.13	10-15-2025	1,987,603	2,169,050
TIPS	0.13	7-15-2026	3,689,075	4,048,544
TIPS	0.13	1-15-2030	4,251,954	4,642,768
TIPS	0.13	7-15-2030	5,333,423	5,841,973
TIPS	0.13	1-15-2031	2,401,368	2,617,257
TIPS	0.13	2-15-2051	900,423	930,267
TIPS	0.25	1-15-2025	4,563,714	4,953,234
TIPS	0.25	7-15-2029	3,431,536	3,801,365
TIPS	0.25	2-15-2050	1,742,549	1,872,424
TIPS	0.38	7-15-2023	4,672,785	4,993,583
TIPS	0.38	7-15-2025	6,172,671	6,800,909
TIPS	0.38	1-15-2027	6,744,579	7,476,998
TIPS	0.38	7-15-2027	3,513,774	3,922,250
TIPS	0.50	4-15-2024	3,216,985	3,477,800
TIPS	0.50	1-15-2028	3,975,614	4,459,831
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
TIPS	0.63%	4-15-2023	$4,142,010	$ 4,398,620
TIPS	0.63	1-15-2024	5,051,212	5,464,780
TIPS	0.63	1-15-2026	5,420,610	6,046,733
TIPS	0.63	2-15-2043	2,078,872	2,411,410
TIPS	0.75	7-15-2028	3,538,352	4,063,369
TIPS	0.75	2-15-2042	2,806,825	3,334,858
TIPS	0.75	2-15-2045	2,516,378	3,012,330
TIPS	0.88	1-15-2029	2,908,943	3,366,363
TIPS	0.88	2-15-2047	1,591,540	1,968,380
TIPS	1.00	2-15-2046	1,571,956	1,980,358
TIPS	1.00	2-15-2048	1,209,395	1,545,899
TIPS	1.00	2-15-2049	1,381,845	1,777,830
TIPS	1.38	2-15-2044	2,268,708	3,041,442
TIPS	1.75	1-15-2028	2,380,900	2,886,470
TIPS	2.00	1-15-2026	2,952,720	3,500,357
TIPS	2.13	2-15-2040	1,253,283	1,828,937
TIPS	2.13	2-15-2041	1,599,730	2,362,507
TIPS	2.38	1-15-2025	3,039,960	3,561,741
TIPS	2.38	1-15-2027	2,189,228	2,697,454
TIPS	2.50	1-15-2029	2,292,872	2,961,970
TIPS	3.38	4-15-2032	924,468	1,366,949
TIPS	3.63	4-15-2028	1,860,000	2,518,339
TIPS	3.88	4-15-2029	2,439,976	3,453,376
Total U.S. Treasury securities (Cost $142,446,720)				155,574,139
Yankee corporate bonds and notes: 1.50%
Communication services: 0.24%
Media: 0.24%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	65,000	66,617
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	102,000	102,255
Videotron Limited	5.00	7-15-2022	375,000	389,063
				557,935
Consumer staples: 0.07%
Food products: 0.07%
Cooke Omega Investments Incorporated 144A	8.50	12-15-2022	165,000	169,538
Energy: 0.35%
Energy equipment & services: 0.16%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	355,000	368,312
Oil, gas & consumable fuels: 0.19%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	425,000	440,406
Financials: 0.16%
Diversified financial services: 0.16%
DAE Funding LLC 144A	2.63	3-20-2025	370,000	374,699
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.16%
Pharmaceuticals: 0.16%
Teva Pharmaceutical Finance BV	2.80%	7-21-2023	$ 310,000	$ 303,800
Teva Pharmaceutical Finance BV	3.65	11-10-2021	70,000	70,525
				374,325
Industrials: 0.25%
Airlines: 0.25%
Air Canada Company 144A	7.75	4-15-2021	565,000	568,672
Materials: 0.27%
Chemicals: 0.16%
Park Aerospace Holdings Company 144A	5.50	2-15-2024	345,000	375,518
Metals & mining: 0.11%
Constellium NV Company 144A	5.75	5-15-2024	250,000	253,438
Total Yankee corporate bonds and notes (Cost $3,391,823)				3,482,843

		Yield	Shares
Short-term investments: 1.09%
Investment companies: 1.09%
Securities Lending Cash Investments LLC ♠∩∞		0.05	211,000	211,000
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	2,312,917	2,312,917
Total Short-term investments (Cost $2,523,917)				2,523,917
Total investments in securities (Cost $213,193,599)	100.55%			233,052,903
Other assets and liabilities, net	(0.55)			(1,275,798)
Total net assets	100.00%			$231,777,105

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
TIPS	Treasury inflation-protected securities
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$1,620,219	$(1,409,219)	$0	$0	$211,000		211,000	$62#
Wells Fargo Government Money Market Fund Select Class	923,723	85,453,406	(84,064,212)	0	0	2,312,917		2,312,917	1,170
				$0	$0	$2,523,917	1.09%		$1,232

#	Amount shown represents income before fees and rebates
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	14	6-30-2021	$3,093,366	$3,090,719	$0	$(2,647)
Short
10-Year U.S. Treasury Notes	(5)	6-21-2021	(669,144)	(663,594)	5,550	0
10-Year Ultra Futures	(3)	6-21-2021	(444,417)	(442,031)	2,386	0
U.S. Ultra Bond	(8)	6-21-2021	(1,495,167)	(1,512,500)	0	(17,333)
5-Year U.S. Treasury Notes	(63)	6-30-2021	(7,862,226)	(7,810,031)	52,195	0
					$60,131	$(19,980)
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending

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Notes to portfolio of investments—February 28, 2021 (unaudited)

agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of February 28, 2021, the Portfolio had unfunded loan commitments of $1,036,899.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real

14  |  Wells Fargo Real Return Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$9,714,523	$0	$0	$9,714,523
Energy	2,836,186	0	0	2,836,186
Financials	238,638	0	0	238,638
Materials	7,351,987	314,818	0	7,666,805
Real estate	10,327,591	0	0	10,327,591
Corporate bonds and notes	0	33,160,832	0	33,160,832
Loans	0	6,730,720	796,709	7,527,429
U.S. Treasury securities	155,574,139	0	0	155,574,139
Yankee corporate bonds and notes	0	3,482,843	0	3,482,843
Short-term investments
Investment companies	2,523,917	0	0	2,523,917
	188,566,981	43,689,213	796,709	233,052,903
Futures contracts	60,131	0	0	60,131
Total assets	$188,627,112	$43,689,213	$796,709	$233,113,034
Liabilities
Futures contracts	$19,980	$0	$0	$19,980
Total liabilities	$19,980	$0	$0	$19,980
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio had no material transfers into/out of Level 3.

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